7. BUSINESS SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2013
Business Segment Reporting Tables
Schedule of segments
	Inception (June 5, 2013) and the Three months ended September 30, 2013 Mapping Business	Inception (June 5, 2013) and the Three months ended September 30, 2013 Real Estate Business	Inception (June 5, 2013) and the Three months ended September 30, 2013 Total
Revenues, net	$455	$--	$455
Cost of revenues	(183)	--	(183)
Gross profit	272	--	272
Net loss	(8,957)	(463,059)	(472,016)
Total assets	$10,160	$463,394	$473,554
Expenditure for long-lived assets	$--	$--	$--